Income Taxes (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating loss carryforwards	$ 3,217,000	$ 2,646,000
Intangible asset	158,000	84,000
Capital loss carryforward	236,000
Stock-based compensation	139,000	46,000
Deferred tax assets gross	3,750,000	2,776,000
Valuation allowance	(3,750,000)	(2,776,000)
Net deferred tax assets